First Trust Horizon Managed Volatility Small Mid ETF Shareholder Fees	Jul. 31, 2025
First Trust Horizon Managed Volatility Small Mid ETF | First Trust Horizon Managed Volatility Small/Mid ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%